Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 92,393,377	¥ 92,465,899
Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,179,165	1,397,668
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 2,467
Significant unobservable inputs
Correlation between interest rates			51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			31.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			49.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]		40.40%
Correlation between interest rates	[2]		51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 831
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			21.10%
Correlation between interest rates			37.90%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			49.70%
Correlation between interest rates			51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]		28.90%
Correlation between interest rates	[2]		45.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 18,270	¥ 20,941
Significant unobservable inputs
Market-required return on capital		10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Recovery rate		60.00%	60.00%
Market-required return on capital			8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		0.40%	0.90%
Recovery rate		70.00%	70.00%
Market-required return on capital			10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.30%
Recovery rate	[2]	66.90%	66.80%
Market-required return on capital	[2]	10.00%	9.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 13,476	¥ 8,634
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		4.50%	4.70%
Recovery rate		41.00%	41.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		12.80%	13.10%
Recovery rate		75.90%	74.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.80%	5.30%
Recovery rate	[2]	44.10%	55.20%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 100,000	¥ 144,897
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		1.20%	1.20%
Recovery rate		60.00%	60.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		5.30%	5.30%
Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.20%	4.30%
Recovery rate	[2]	63.90%	65.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1],[3]	¥ 591,388	¥ 617,350
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Asset correlations	[3]	9.00%	9.00%
Discount factor	[3]	1.70%	1.80%
Prepayment rate	[3]	9.00%	8.70%
Probability of default	[3]	0.00%	0.00%
Recovery rate	[3]	52.90%	51.30%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Asset correlations	[3]	13.00%	13.00%
Discount factor	[3]	5.70%	4.30%
Prepayment rate	[3]	22.70%	20.90%
Probability of default	[3]	83.50%	82.10%
Recovery rate	[3]	73.10%	61.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Asset correlations	[2],[3]	12.90%	12.90%
Discount factor	[2],[3]	1.80%	1.90%
Prepayment rate	[2],[3]	22.30%	20.50%
Probability of default	[2],[3],[4]
Recovery rate	[2],[3]	72.70%	61.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 32,137	¥ 35,944
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity premium		0.50%	0.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity premium		0.60%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Liquidity premium	[2]	0.50%	0.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 143,772	¥ 168,678
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		40.00%	40.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		25.00%	25.00%
Recovery rate		90.00%	90.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.40%	0.50%
Recovery rate	[2]	71.10%	69.30%
Market-required return on capital	[2]	9.80%	9.90%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 32,684	¥ 37,623
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Correlation between interest rate and foreign exchange rate		18.00%	21.10%
Correlation between interest rates		5.30%	5.30%
Recovery rate		41.00%	41.00%
Volatility			85.40%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		12.80%	13.10%
Correlation between interest rate and foreign exchange rate		48.00%	49.70%
Correlation between interest rates		99.80%	99.80%
Recovery rate		48.00%	47.00%
Volatility			201.80%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (980)
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		46.40%
Correlation between underlying assets		85.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%
Correlation between interest rates		50.10%
Recovery rate		41.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		9.50%
Correlation between interest rates		74.00%
Recovery rate		48.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]		¥ 2,348
Significant unobservable inputs
Term of litigation			1 year
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (3,528)	¥ (10,139)
Significant unobservable inputs
Correlation between foreign exchange rate and equity			6.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		10.00%	33.30%
Volatility		0.00%	0.00%
Correlation between foreign exchange rate and equity		3.00%
Correlation between equities		39.20%	27.40%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		39.00%	39.00%
Volatility		106.60%	106.60%
Correlation between foreign exchange rate and equity		40.40%
Correlation between equities		69.20%	65.30%

[1]	The fair value as of March 31, 2016 and September 30, 2016 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs" in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.